Taxation (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets
Net operating loss carry-forwards	¥ 3,777,696	¥ 1,620,535	¥ 567,844
Accrued and prepaid expenses	255,240	84,320	39,174
Advertising expenses in excess of deduction limit	14,234	65,737	9,118
Tax credit carry-forwards	107,471	60,624	13,735
Property, plant and equipment, net	12,349	27,463	28,849
Deferred rent	36,729	8,699	9,478
Deferred Revenue	83,877	0	2,411
Unrealized financing cost	41,939	0	0
Intangible assets	15,984	7,104	1,643
Share-based compensation	8,962	4,106	637
Unrealized foreign exchange loss	55	55	0
Total deferred tax assets	4,369,687	1,878,643	672,889
Less: Valuation allowance	(4,369,687)	(1,878,643)	(672,889)	¥ 0
Total deferred tax assets, net	¥ 0	¥ 0	¥ 0